PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2016
PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURES

9. PURCHASE OF ADDITIONAL OWNERSHIP INTEREST IN JOINT VENTURES

On November 29, 2016, we purchased an additional 10% ownership interest in Carrier Enterprise (“Carrier Enterprise II”) for cash consideration of $42,909, and, on February 13, 2017, we purchased an additional 10% ownership interest in Carrier Enterprise II for cash consideration of $42,688, following which we have an 80% controlling interest in Carrier Enterprise II.

On July 1, 2014, we exercised our second option to acquire an additional 10% ownership interest in Carrier Enterprise, LLC (“Carrier Enterprise I”) for cash consideration of $87,735, following which we have an 80% controlling interest in Carrier Enterprise I. Neither we nor Carrier has any remaining options to purchase additional ownership interests in Carrier Enterprise I.